COMMITMENTS AND CONTINGENCIES - Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Total commitments	$ 1,232,163	$ 1,565,117
Less: funded commitments	(1,133,842)	(1,395,281)
Total unfunded commitments	$ 98,321	$ 169,836